GUARANTEE LIABILITIES - Contingent (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
GUARANTEE LIABILITIES
Beginning balance	¥ 3,285,081
Ending balance	3,418,391	$ 495,620	¥ 3,285,081
Contingent guarantee
GUARANTEE LIABILITIES
Beginning balance	3,285,081		3,543,454
Provision for contingent liabilities	4,367,776		3,078,224
Net payout	(4,234,466)
Ending balance	¥ 3,418,391		¥ 3,285,081